Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,875	$ 30,918	$ 23,814
At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	11,033	30,044	23,305
Over Time
Disaggregation of Revenue [Line Items]
Total revenue	842	874	509
Semiconductors Segment
Disaggregation of Revenue [Line Items]
Total revenue	10,981	30,058	23,198
Semiconductors Segment | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	10,937	30,044	23,198
Semiconductors Segment | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	44	14
Semiconductors Segment | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	10,976	30,044	23,198
Semiconductors Segment | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	10,937	30,044	23,198
Semiconductors Segment | At One Point in Time | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	39
Semiconductors Segment | Over Time
Disaggregation of Revenue [Line Items]
Total revenue	5	14
Semiconductors Segment | Over Time | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	5	14
Non-reportable Segments
Disaggregation of Revenue [Line Items]
Total revenue	894	860	616
Non-reportable Segments | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	57		107
Non-reportable Segments | Over Time
Disaggregation of Revenue [Line Items]
Total revenue	$ 837	$ 860	$ 509